SGI U.S. Large Cap Equity Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Apparel - 0.2%
Ralph Lauren Corp.	1,384	$508,385

Banks - 0.5%
Bank of New York Mellon Corp.	9,427	1,056,767

Beverages - 5.1%
Keurig Dr Pepper, Inc.	12,935	360,886
Monster Beverage Corp. (a)	61,011	4,575,215
PepsiCo, Inc.	41,185	6,125,857
		11,061,958

Biotechnology - 12.7%
Amgen, Inc.	1,593	550,318
BioMarin Pharmaceutical, Inc. (a)	77,928	4,358,513
Gilead Sciences, Inc.	20,349	2,560,718
Incyte Corp. (a)	64,008	6,686,276
Regeneron Pharmaceuticals, Inc.	12,681	9,893,589
United Therapeutics Corp. (a)	4,907	2,384,802
Vertex Pharmaceuticals, Inc. (a)	2,358	1,022,452
		27,456,668

Chemicals - 1.0%
CF Industries Holdings, Inc.	27,914	2,196,832

Commercial Services - 2.9%
Automatic Data Processing, Inc.	24,210	6,180,813

Computers - 0.6%
Cognizant Technology Solutions Corp. - Class A	11,612	902,369
Fortinet, Inc. (a)	4,071	330,280
		1,232,649

Cosmetics/Personal Care - 3.7%
Colgate-Palmolive Co.	93,930	7,551,033
Procter & Gamble Co.	2,918	432,331
		7,983,364

Diversified Financial Services - 3.5%
CME Group, Inc.	3,527	992,709
Intercontinental Exchange, Inc.	2,365	372,015
Mastercard, Inc. - Class A	11,191	6,160,981
		7,525,705

Electric - 9.2%
Ameren Corp.	11,228	1,194,098
CMS Energy Corp.	61,208	4,617,531
Consolidated Edison, Inc.	27,239	2,733,706
DTE Energy Co.	39,995	5,480,515
Duke Energy Corp.	7,358	911,950
Evergy, Inc.	6,027	467,997
Exelon Corp.	62,216	2,931,618
NRG Energy, Inc.	3,052	517,283
Public Service Enterprise Group, Inc.	5,432	453,681
Vistra Corp.	2,278	407,443
		19,715,822

Electronics - 0.8%
Amphenol Corp. - Class A	12,617	1,777,735

Engineering & Construction - 0.2%
EMCOR Group, Inc.	641	394,260

Environmental Control - 1.6%
Veralto Corp.	20,544	2,079,463
Waste Management, Inc.	6,225	1,356,241
		3,435,704

Food - 1.0%
Tyson Foods, Inc. - Class A	38,247	2,220,238

Gas - 3.3%
Atmos Energy Corp.	21,731	3,832,697
NiSource, Inc.	76,378	3,370,561
		7,203,258

Healthcare-Products - 0.2%
Boston Scientific Corp. (a)	4,719	479,356

Healthcare-Services - 1.8%
Centene Corp. (a)	7,927	311,848
Elevance Health, Inc.	9,151	3,095,417
UnitedHealth Group, Inc.	1,479	487,730
		3,894,995

Home Builders - 0.2%
NVR, Inc. (a)	56	420,408

Insurance - 7.2%
Allstate Corp.	9,339	1,989,020
Arch Capital Group Ltd. (a)	14,954	1,404,480
Brown & Brown, Inc.	4,785	384,858
Everest Group Ltd.	6,287	1,975,941
Loews Corp.	7,406	798,885
Marsh & McLennan Cos., Inc.	2,372	435,143
Progressive Corp.	31,733	7,260,193
Travelers Cos., Inc.	4,374	1,280,970
		15,529,490

Internet - 8.4%
Alphabet, Inc. - Class C	15,670	5,016,281
AppLovin Corp. - Class A (a)	707	423,832
Booking Holdings, Inc.	87	427,578
DoorDash, Inc. - Class A (a)	2,084	413,403
GoDaddy, Inc. - Class A (a)	13,871	1,773,546
Meta Platforms, Inc. - Class A	9,695	6,281,875
Netflix, Inc. (a)	3,820	410,956
VeriSign, Inc.	13,068	3,293,005
		18,040,476

Machinery-Construction & Mining - 0.3%
GE Vernova, Inc.	1,005	602,769

Media - 0.5%
Comcast Corp. - Class A	20,551	548,506
Fox Corp. - Class B	9,373	546,071
		1,094,577

Mining - 4.4%
Freeport-McMoRan, Inc.	53,358	2,293,327
Newmont Corp.	79,092	7,176,017
		9,469,344

Oil & Gas - 0.9%
Coterra Energy, Inc.	36,872	989,644
Exxon Mobil Corp.	4,110	476,431
Marathon Petroleum Corp.	2,660	515,322
		1,981,397

Packaging & Containers - 0.5%
Packaging Corp. of America	5,243	1,069,939

Pharmaceuticals - 8.0%
Cardinal Health, Inc.	15,217	3,229,960
Eli Lilly & Co.	4,063	4,369,635
McKesson Corp.	3,309	2,915,626
Merck & Co., Inc.	36,573	3,833,948
Neurocrine Biosciences, Inc. (a)	19,062	2,900,474
		17,249,643

Pipelines - 0.3%
Targa Resources Corp.	3,820	669,684

Real Estate - 0.5%
CBRE Group, Inc. - Class A (a)	7,241	1,171,811

REITS - 1.3%
Simon Property Group, Inc.	15,305	2,851,628

Retail - 4.0%
AutoZone, Inc. (a)	314	1,241,660
Costco Wholesale Corp.	7,615	6,956,988
O'Reilly Automotive, Inc. (a)	4,255	432,733
		8,631,381

Semiconductors - 3.3%
Micron Technology, Inc.	23,885	5,648,325
NVIDIA Corp.	7,840	1,387,680
		7,036,005

Software - 7.4%
Adobe Systems, Inc. (a)	6,923	2,216,260
Cadence Design Systems, Inc. (a)	4,032	1,257,339
Dynatrace, Inc. (a)	12,164	542,028
HubSpot, Inc. (a)	3,963	1,455,689
Microsoft Corp.	6,339	3,118,851
Nutanix, Inc. - Class A (a)	7,096	339,189
Paychex, Inc.	16,338	1,824,791
Salesforce.com, Inc.	1,840	424,194
ServiceNow, Inc. (a)	447	363,147
Zoom Communications, Inc. - Class A (a)	50,915	4,325,739
		15,867,227

Telecommunications - 4.1%
Arista Networks, Inc. (a)	44,406	5,802,976
T-Mobile US, Inc.	14,240	2,976,303
		8,779,279
TOTAL COMMON STOCKS (Cost $191,807,005)		214,789,567

TOTAL INVESTMENTS - 99.6% (Cost $191,807,005)		214,789,567
Other Assets in Excess of Liabilities - 0.4%		757,331
TOTAL NET ASSETS - 100.0%		$215,546,898

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

SGI U.S. Large Cap Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$214,789,567	$–	$–	$214,789,567
Total Investments	$214,789,567	$–	$–	$214,789,567

Refer to the Schedule of Investments for further disaggregation of investment categories.